COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure

15. COMMITMENTS AND CONTINGENCIES

On March 31, 2011, the Company exercised its early termination option on the Parsippany, NJ office lease, submitting written notice to the landlord and making a payment of $53,641.  The Company continued to make monthly lease payments under the Parsippany lease through December 31, 2011, at which time, this lease terminated.

On August 4, 2011, the Company entered into a lease for new office space of approximately 4,168 square feet in Flemington, New Jersey (the “Flemington Lease”). The lease commencement date was November 17, 2011, with lease payments beginning in February 2012.  The lease expiration date is three years from the rent commencement date.  The Company provided a cash security deposit of $10,455, or two months’ base rent.  The Company is also responsible for payment of its share of common area maintenance costs and taxes. The aggregate remaining minimum future payments under the Flemington Lease at December 31, 2012 are approximately $150,531 including common area maintenance charges and taxes. The Flemington Lease contains a three-month free rent period and annual escalations, as such, the Company accounts for rent expense on a straight-line basis. The Company recognized $85,362 and $7,351 in rent expense for the Flemington Lease for the years ended December 31, 2012 and 2011, respectively.

Future minimum lease payments under operating leases as of December 31, 2012 are as follows:

2013	$69,981
2014	71,816
2015	8,734

Total future minimum lease payments	$150,531

On April 21, 2011, the Company entered into an employment agreement with Glenn Mattes, as its Chief Executive Officer, with an effective commencement date of employment beginning on April 25, 2011. The agreement provides for a term of three years, expiring on April 25, 2014, and initial base salary of $100,000. On and after the first anniversary date of the effective commencement date, Mr. Mattes’ base salary shall be increased to $350,000. In addition, Mr. Mattes is eligible to receive an annual target performance bonus of up to 50% of his base salary, but up to $175,000 during the first year of employment. Additionally, the Company shall issue to Mr. Mattes, 250,000 shares of restricted common stock. These shares vest in 12 equal monthly installments and have a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilizing a third-party valuation report.  The shares are recognized as compensation expense upon vesting. The Company has recognized $57,584, $115,168 and $172,572 of compensation expense for the years ended December 31, 2012, 2011 and the period from inception to December 31, 2012, respectively, in connection with the restricted shares.

In addition, Mr. Mattes was granted 10-year options to purchase a total of 2,354,379 shares of the Company’s common stock at an exercise price equal to $1.00 per share.  Options relating to 60% of such shares are designated as “Employment Options” and options relating to the remaining 40% of the shares are designated as “Performance Options.”   The right to purchase 25% of the shares subject to the Employment Options vested on April 25, 2012, and thereafter the remaining shares subject to the Employment Options will vest and become exercisable in 24 equal monthly installments.  The right to purchase the shares subject to the Performance Options shall vest and become exercisable, if at all, in three equal annual installments during the Term, subject to the successful achievement of specific performance objectives to be established by the Board.    The Employment Options, Performance Options, and Restricted Shares were awarded to Mr. Mattes pursuant to the Plan. The employment agreement also entitles Mr. Mattes to certain change of control and severance benefits.

On June 22, 2011, the Company entered into an employment agreement with Alexander Zukiwski, M.D., as its Chief Medical Officer, with an effective commencement date of employment beginning on June 22, 2011. The agreement provides for a term of three years, expiring on June 22, 2014, and initial base salary of $375,000. The Employment Agreement further provides that, subject to the successful achievement of specific performance objectives to be established by the Board, Dr. Zukiwski will be eligible to receive an annual performance bonus of up to 50% of his annualized base salary.  The Company has also agreed to reimburse Dr. Zukiwski in an amount up to $200,000 for expenses incurred in connection with the relocation of Dr. Zukiwski’s primary residence to the northern New Jersey area. As of March 29, 2013, Dr. Zukiwski has not relocated to the northern New Jersey area and the Company has not reimbursed him for any moving expenses.

In addition, Dr. Zukiwski was granted 10-year options to purchase a total of 1,750,000 shares of the Company’s common stock at an exercise price equal to $1.00 per share.  Options relating to 50% of such shares are designated as “Employment Options” and options relating to the remaining 50% of the shares are designated as “Performance Options.”  The right to purchase 25% of the shares subject to the Employment Options will vested on June 22, 2012, and thereafter the remaining shares subject to the Employment Options will vest and become exercisable in 24 equal monthly installments.  The right to purchase the shares subject to the Performance Options shall vest and become exercisable, if at all, in three equal annual installments during the Term, subject to the successful achievement of specific performance objectives to be established by the Board. The employment agreement also entitles Dr. Zukiwski to certain change of control and severance benefits.

The Company has entered into various contracts with third parties in connection with the development of the licensed technology described in Note 6.

The aggregate minimum commitment under these contracts as of December 31, 2012 is approximately $4.5 million, all expected to be due during 2013 and 2014.

In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. Further, the Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The Company’s maximum exposure under these arrangements is unknown as of December 31, 2012. The Company does not anticipate recognizing any significant losses relating to these arrangements.